Capital Structure (Details) - USD ($)	2 Months Ended	4 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 18, 2014	May. 12, 2014	Dec. 31, 2014	Sep. 27, 2013	Dec. 18, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Sep. 04, 2015	Feb. 15, 2013	Dec. 24, 2012
Class of Stock
Common stock - shares authorized								755,000,000
Proceeds from issuance of common stock, net of commissions	$ 39,741,152			$ 31,881,984
Underwriting discounts and commissions				2,070,000
Other offering costs				548,016
Preferred stock shares authorized			25,000,000			25,000,000		25,000,000
Preferred stock par value			$ 0.001			$ 0.001		$ 0.001
Common Shares - Class A
Class of Stock
Common stock - shares authorized			750,000,000			750,000,000		750,000,000
Common stock - par value			$ 0.001			$ 0.001		$ 0.001
Share buyback program - shares repurchased and retired						790
Common stock - shares outstanding			652,873			652,873		664,458
Common stock - shares issued			652,873			652,873		664,458
Common Shares - Class B
Class of Stock
Common stock - shares authorized			5,000,000			5,000,000		5,000,000
Common stock - par value			$ 0.001			$ 0.001		$ 0.001
Common stock - shares outstanding			0			0		0
Common stock - shares issued			0			0		0
Innovation Holdings S.A.
Class of Stock
Common stock - shares issued											128,999
Loretto Finance Inc.
Class of Stock
Share based compensation	$ 880,015			$ 714,000	$ 755		$ 335,784
Common stock - shares issued	3,571			3,158	190			12,557		2,580
Maxim Group LLC
Class of Stock
Common stock - shares issued									9,461
Over-Allotment Option
Class of Stock
Common stock - shares issued	23,290			20,595
Share Buyback Program
Class of Stock
Share buyback program - authorized amount		$ 10,000,000
Share buyback program - shares repurchased and retired			790
Share buyback program - period in force		12 months
Average price per share (common shares purchased and cancelled)			$ 215.92
Public offerings
Class of Stock
Common stock - shares issued	178,553			157,895
Issue price per share	$ 237.5			$ 218.5
Maximum amount of common shares at-the-market offering					$ 4,000,000
Public offerings | Maxim Group LLC
Class of Stock
Maximum amount of common shares at-the-market offering									$ 4,000,000